RELATED-PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
25.	RELATED-PARTY TRANSACTIONS

Transactions with joint venture, associates, and unconsolidated entities

	06/30/2018	12/31/2017
Accounts receivable and other assets	6,140	5,929
Other entities	6,140	5,929

	06/30/2018	12/31/2017
Accounts payable and other liabilities	75,556	67,654
Hispamar	70,268	62,094
Other entities	5,288	5,560

	06/30/2018	06/30/2017
Revenue
Revenue from services rendered	189	51
Other entities	189	51

	06/30/2018	06/30/2017
Costs/expenses
Operating costs and expenses	(122,464)	(107,972)
Hispamar	(107,878)	(93,130)
Other entities	(14,586)	(14,842)

Compensation of key management personnel

As at June 30, 2018, the compensation of the officers responsible for planning, managing and controlling the Company’s activities, including the compensation of the directors and executive officers, totaled R$52,340 (R$12,497 at June 30, 2017). The ratification of the JRP by the Court, after its voting and approval by the creditors at the General Creditors’ Meeting entailed the payment special, one-off, nonrecurring compensation to the statutory executive committee, of up to R$15.5 million, net of taxes and charges, as established in the agreements entered into with the executive officers and previously approved by the Company’s Board of Directors.

24.     RELATED-PARTY TRANSACTIONS

Transactions with joint venture, associates, and unconsolidated entities

	2017	2016
Accounts receivable and other assets	5,929	5,328
Other entities	5,929	5,328

	2017	2016
Accounts payable and other liabilities	67,654	87,085
Hispamar	62,094	79,354
Other entities	5,560	7,731

	2017	2016
Revenue
Revenue from services rendered	119	86
Other entities	119	86

	2017	2016
Costs/expenses
Operating costs and expenses	(215,079)	(258,114)
Hispamar	(185,223)	(220,951)
Other entities	(29,856)	(37,163)

The balances and transactions with jointly controlled entities, associates, and unconsolidated entities result from business transactions carried out in the normal course of operations, namely the provision of telecommunications services by the Company to these entities and the acquisition of these entities’ contents and the lease of their infrastructure.

Under the terms of the agreements entered into Company and Pharol aimed at the union of their share bases, a set of Pharol’s assets and liabilities were transferred to the Company, which assumed the compensation or payment obligation of possible incurred contingencies. Up to December 31, 2017, the Company paid to third parties contingencies incurred by Pharol amounting to €5.5 million and as at December 31, 2017 it held judicial deposits and an escrow deposit in favor of third parties totaling €21.6 million, and was the guarantor in certain bank guarantees of Pharol, on account of lawsuits, totaling to €187.4 million.

Compensation of key management personnel

In 2017 the compensation of the officers responsible for the planning, management and control of the Company’s activities, including the compensation of the directors and executive officers in 2017, totaled R$49,688 (R$39,022 in 2016). The ratification of the JRP by the Court, after its voting and approval by the creditors at the creditors’ general meeting entails the payment of an extraordinary, nonrecurring compensation to the statutory executive committee, of up to R$15.5 million, net of taxes and charges, as established in the agreements entered into with the executive officers and previously approved by the Company’s Board of Directors.